Shareholders' equity and share-based payments - Worldwide Plan 2024 (Details) - TotalEnergies worldwide share plan		12 Months Ended
	May 23, 2024 EUR (€) EquityInstruments	Dec. 31, 2024 EquityInstruments
Shareholders' equity
Grant date IFRS 2 fair value | €	€ 47.94
Notified (in shares)		10,666,900
Cancelled (in shares)		(337,500)
Outstanding as of the end of the period		10,329,400
Number of shares granted per employee and executive director (excluding the Chairman and CEO)	100
Period of employment condition	5 years